Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 162,932,000.00
Previously Paid Amount	0.00
Total Fee Amount	22,500.91
Total Offset Amount	0.00
Net Fee	$ 22,500.91